M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCK - 96.71%	Shares	Value

Auto Parts & Equipment - 2.83%
Dorman Products, Inc.(a)	1,312	$212,268
Gentherm, Inc.(a)	3,258	119,797
		332,065
Banks - 5.60%
First Financial Bankshares, Inc.	4,124	153,289
Glacier Bancorp, Inc.	4,582	225,205
Hope Bancorp, Inc.	6,888	76,663
Lakeland Financial Corp.	1,286	88,027
WesBanco, Inc.	3,467	113,718
		656,902
Building Materials - 3.32%
Boise Cascade Co.	748	65,076
Modine Manufacturing Co.(a)	1,280	174,246
UFP Industries, Inc.	1,489	150,344
		389,666
Chemicals - 1.37%
Quaker Chemical Corp.	559	81,094
Rogers Corp.(a)	1,010	79,245
		160,339
Commercial Services - 5.13%
Barrett Business Services, Inc.	2,536	123,757
CBIZ, Inc.(a)	2,749	177,420
CRA International, Inc.	510	98,818
EVERTEC, Inc. - Puerto Rico	3,009	107,361
Healthcare Services Group, Inc.(a)	6,004	93,722
		601,078
Computers - 3.22%
ExlService Holdings, Inc.(a)	3,719	162,818
Maximus, Inc.	1,282	112,713
Qualys, Inc.(a)	748	101,586
		377,117
Distribution & Wholesale - 1.13%
SiteOne Landscape Supply, Inc.(a)	929	133,070

Diversified Financial Services - 1.80%
Evercore, Inc.	454	145,984
PJT Partners Inc. - Class A	362	64,798
		210,782
Electrical Components & Equipment - 1.11%
Insteel Industries, Inc.	3,388	130,031

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCK - 96.71% (continued)	Shares	Value

Electronics - 5.47%
Badger Meter, Inc.	798	$145,970
Napco Security Technologies, Inc.	3,793	144,324
NVE Corp.	1,434	92,608
OSI Systems, Inc.(a)	739	170,007
Plexus Corp.(a)	644	88,234
		641,143
Engineering & Construction - 3.18%
Exponent, Inc.	1,444	103,073
Sterling Infrastructure, Inc.(a)	966	269,060
		372,133
Food - 0.94%
J & J Snack Foods Corp.	986	110,008

Hand & Machine Tools - 0.95%
Franklin Electric Co., Inc.	1,134	110,973

Healthcare - Products - 6.61%
CONMED Corp.	1,537	83,551
Globus Medical, Inc.(a)	3,118	191,040
iRadimed Corp.	1,763	127,712
LeMaitre Vascular, Inc.	1,862	177,570
Omnicell, Inc.(a)	1,405	45,789
UFP Technologies, Inc.(a)	709	149,003
		774,665
Healthcare - Services - 6.34%
Addus HomeCare Corp.(a)	1,168	134,519
Ensign Group, Inc.	1,903	326,897
Pediatrix Medical Group, Inc.(a)	8,510	146,457
U.S. Physical Therapy, Inc.	1,628	134,945
		742,818
Home Builders - 1.32%
Century Communities, Inc.	2,354	155,082

Household Products & Wares - 0.63%
WD-40 Co.	340	73,454

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCK - 96.71% (continued)	Shares	Value

Internet - 2.20%
ePlus, Inc.	1,872	$135,477
HealthStream, Inc.	1,891	53,099
Ziff Davis, Inc.(a)	1,806	69,007
		257,583
Leisure Time - 0.88%
YETI Holdings, Inc.(a)	2,920	102,667

Machinery - Diversified - 4.06%
Albany International Corp.	2,801	177,892
Cactus, Inc. - Class A	2,863	120,103
Cognex Corp.	3,045	133,797
Columbus McKinnon Corp.	2,947	44,146
		475,938
Metal Fabricate & Hardware - 1.69%
RBC Bearings, Inc.(a)	509	198,490

Miscellaneous Manufacturing - 1.47%
Fabrinet - Thailand(a)	519	171,940

Oil & Gas Services - 3.51%
Aris Water Solutions, Inc. - Class A	6,500	157,755
Innovex International, Inc.(a)	6,165	106,408
RPC, Inc.	9,848	46,975
Select Water Solutions, Inc.	11,704	99,718
		410,856
Pharmaceuticals - 6.63%
Amphastar Pharmaceuticals, Inc.(a)	4,857	148,721
Catalyst Pharmaceuticals, Inc.(a)	5,172	106,491
Corcept Therapeutics, Inc.(a)	701	48,874
Harmony Biosciences Holdings, Inc.(a)	4,402	162,390
Pacira BioSciences, Inc.(a)	7,710	205,626
Supernus Pharmaceuticals, Inc.(a)	2,326	104,949
		777,051
REITS - 1.20%
Getty Realty Corp.	2,952	84,398
LTC Properties, Inc.	1,548	56,502
		140,900
Retail - 6.64%
American Eagle Outfitters, Inc.	8,246	106,703
Jack in the Box, Inc.	3,761	72,587
La-Z-Boy, Inc.	3,402	125,772
Lithia Motors, Inc.	561	188,877
Ollie's Bargain Outlet Holdings, Inc.(a)	1,284	162,863
Shake Shack, Inc. - Class A(a)	613	64,978
Texas Roadhouse, Inc.	329	56,769
		778,549

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCK - 96.71% (continued)	Shares	Value

Semiconductors - 7.92%
Diodes, Inc.(a)	2,950	$160,583
Kulicke & Soffa Industries, Inc. - Singapore	3,519	131,962
MACOM Technology Solutions Holdings, Inc.(a)	1,390	178,128
Onto Innovation, Inc.(a)	1,275	135,150
Photronics, Inc.(a)	4,298	97,436
Synaptics, Inc.(a)	1,203	84,042
Ultra Clean Holdings, Inc.(a)	2,940	70,619
Vishay Precision Group, Inc.(a)	2,467	70,112
		928,032
Software - 5.04%
ACI Worldwide, Inc.(a)	3,330	164,335
BlackLine, Inc.(a)	1,291	70,192
Consensus Cloud Solutions, Inc.(a)	2,128	56,541
Donnelley Financial Solutions, Inc.(a)	1,951	110,758
PDF Solutions, Inc.(a)	3,730	76,279
SPS Commerce, Inc.(a)	1,015	111,954
		590,059
Telecommunications - 2.85%
A10 Networks, Inc.	10,411	184,379
Credo Technology Group Holding Ltd.(a)	1,217	149,758
		334,137
Transportation - 1.02%
Landstar System, Inc.	905	119,759

Water - 0.65%
California Water Service Group	1,628	76,402

TOTAL COMMON STOCK (Cost $10,670,409)		11,333,689

INVESTMENTS AT VALUE (Cost $10,670,409) - 96.71%		$11,333,689

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.29%		384,987

NET ASSETS - 100.00%		$11,718,676

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:

Ltd. - Limited

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the M3Sixty Small Cap Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940, which established an updated regulatory framework for registered investment company fair valuation practices. Under Rule 2a-5, a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

Fair Value Measurements (continued)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2025.

M3Sixty Small Cap Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification(1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock(2)	$11,333,689	$—	$11,333,689
Totals	$11,333,689	$—	$11,333,689

(1)       As of and for the three months ended August 31, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the three months ended August 31, 2025, no securities were valued using alternative procedures approved by the Board of Trustees.

Small Capitalization Company Risk

The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2025 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$10,676,075	$1,643,456	$(985,842)	$657,614

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.